Prepayments (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments [Abstract]
Schedule of Prepayments

Prepayments consisted of the following:

	As of December 31,
	2024	2023

Prepayment to suppliers (1)	18,833	33,972
Prepaid acquisition consideration(2)	2,460	-
Prepaid offering costs(3)	-	5,526
Others	358	68
Prepayments	21,651	39,566

(1)	Prepayment to suppliers primarily represents (i) hosting services fee, hash rate fee and other service fees prepaid to suppliers for which the relevant services have not been rendered; (ii) prepaid mining equipment procurement fee for which the equipment has not been delivered as of the year end.

(2)	In October 2024, the Company made $2.46 million prepayment recognized as part of the acquisition of a mining facility.

(3)	Prepaid offering costs were costs related to business combination with Arisz and were charged to “Additional paid-in capital” upon completion of the business combination on February 29, 2024. Such costs primarily include legal cost, advisory costs and the extension fee for the business combination.